MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Mineral		Machinery &		Transport &
	properties	Plant	equipment	Building	office equipment	Total
Cost

Balance at December 31, 2018	516,227	102,501	66,255	12,344	12,234	709,561

Additions	18,040	1,509	10,292	612	1,101	31,554
Disposals	(45)	—	(71)	—	—	(116)

Balance at December 31, 2019	$534,222	$104,010	$76,476	$12,956	$13,335	$740,999

Additions	18,656	2,506	7,762	358	808	30,090
Disposals	—	(71)	(3,235)	—	(1,366)	(4,672)

Balance at December 31, 2020	$552,878	$106,445	$81,003	$13,314	$12,777	$766,417

Accumulated amortization and impairment

Balance at December 31, 2018	465,901	88,498	47,813	9,674	8,898	620,784

Amortization	23,862	3,698	2,970	186	1,184	31,900
Disposals	—	—	(18)	—	—	(18)

Balance at December 31, 2019	$489,763	$92,196	$50,765	$9,860	$10,082	$652,666

Amortization	18,676	4,472	4,471	306	1,286	29,211
Impairments, net	1,896	(1,782)	310	—	—	424
Disposals	—	(71)	(2,424)	—	(1,344)	(3,839)

Balance at December 31, 2020	$510,335	$94,815	$53,122	$10,166	$10,024	$678,462

Net book value
At December 31, 2019	$44,459	$11,814	$25,711	$3,096	$3,253	$88,333
At December 31, 2020	$42,543	$11,630	$27,881	$3,148	$2,753	$87,955